FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024
Derivative [Line Items]
Notional principal		$ 150,000	$ 100,000
Credit adjustment spread				0.0026
Derivative instrument 2.46%, weighted average rate
Derivative [Line Items]
Notional principal	$ 775,000
Weighted average fixed interest rate	2.46%
Derivative instrument 0.99%, weighted average rate
Derivative [Line Items]
Notional principal	$ 75,000
Weighted average fixed interest rate	0.99%